Fair Value of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 JPY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Fair Value of Financial Instruments
Long-term borrowings - net of current portion, carrying amount	¥ (573,275)	$ (573,275)	¥ (668,380)	¥ (150,531)
Long-term borrowings - net of current portion, estimated fair value		$ (554,257)	¥ (644,499)	¥ (145,600)